Organization	3 Months Ended
Mar. 31, 2017
Notes to Financial Statements
Note 1 - Organization

Aerkomm Inc. (formerly Maple Tree Kids Inc.) (“Aerkomm”) was incorporated on August 14, 2013 in the State of Nevada. Aerkomm was a retail distribution company selling all of its products over the internet in the United States, operating in the infant and toddler products business market.

On December 28, 2016, Aircom Pacific Inc. (“Aircom”) purchased 700,000 shares of Aerkomm’s common stock represented approximately 86.3% of Aerkomm’s issued and outstanding common stock as of the closing. As a result of the transaction, Aircom became the controlling shareholder of Aerkomm.

On February 13, 2017, Aerkomm entered into a share exchange agreement (“the Exchange Agreement”) with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm. As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm’s issued and outstanding capital stock.

Aircom Pacific Inc. (“Aircom”) was incorporated on September 29, 2014 under the laws of the State of California.

On December 31, 2014, Aircom acquired a newly incorporated subsidiary, Aircom Pacific Ltd. (“Aircom Seychelles”), a corporation formed under the laws of the Republic of Seychelles.

On October 17, 2016, Aircom acquired a wholly owned subsidiary, Aircom Pacific Inc. Limited (“Aircom HK”), a corporation formed under the laws of Hong Kong.

On December 15, 2016, Aircom acquired a wholly owned subsidiary, Aircom Japan, Inc. (“Aircom Japan”), a corporation formed under the laws of Japan.

Aircom and its subsidiaries are full service providers of in-flight connectivity and entertainment solutions with their primary market in the Asian Pacific region.

Aerkomm and its subsidiaries (“the Company”) have not generated significant revenues and will incur additional expenses as a result of being a public reporting company. If the Company is unable to obtain additional working capital, the Company’s business may fail. As of December 31, 2016, the Company generated a net loss of $3,176,464 and had working capital deficiency of $4,164,245, which raises substantial doubt about its ability to continue as a going concern. Currently, the Company has taken measures that management believes will improve its financial position by financing activities, short-term borrowings and equity contributions.